SCHEDULE OF COMPONENTS OF BASIC AND DILUTED EARNINGS PER SHARE (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Numerator
Net loss including non-controlling interests	$ (4,039,567)	$ (2,561,786)	$ (5,290,414)	$ (10,248,486)	$ (6,601,353)	$ (15,538,900)	$ (24,059,084)	$ 1,229,601
Less: Net loss attributable to non-controlling interest	(283,793)		(101,659)		(717,117)	(101,659)	(393,376)
Net loss attributable to common stockholders - basic	$ (3,755,774)		$ (5,188,755)		$ (5,884,236)	$ (15,437,241)	$ (23,665,708)	$ 1,229,601
Denominator
Weighted average shares outstanding - basic	9,065,675		1,204,462		6,826,267	932,849	1,760,310	282,437
Basic net loss per share attributable to common stockholders	$ (0.41)		$ (4.31)		$ (0.86)	$ (16.55)	$ (13.44)	$ 4.35
Numerator
Add: Interest for subordinated convertible promissory note			$ 2,500			$ 38,333	$ 43,333	$ 276,667
Net loss attributable to common stockholders - diluted	$ (3,755,774)		$ (5,186,255)		$ (5,884,236)	$ (15,398,908)	$ (23,622,375)	$ 1,506,268
Weighted-average effect of potentially dilutive securities:
Conversion of subordinated convertible promissory note			57,884			3,360	3,333	58,347
Exercise of investor and placement agent warrants								317,548
Weighted average shares outstanding - diluted	9,065,675		1,532,549		6,826,267	936,209	1,763,643	904,929
Dilutive net loss per share attributable to common stockholders	$ (0.41)		$ (3.38)		$ (0.86)	$ (16.45)	$ (13.39)	$ 1.66
Series A Convertible Preferred Stock [Member]
Weighted-average effect of potentially dilutive securities:
Conversion of Preferred Stock			70,203					70,203
Series B Convertible Preferred Stock [Member]
Weighted-average effect of potentially dilutive securities:
Conversion of Preferred Stock			200,000					175,182
Series C Convertible Preferred Stock [Member]
Weighted-average effect of potentially dilutive securities:
Conversion of Preferred Stock								1,212